Operating Agreements - Additional Information (Detail)	12 Months Ended
	Dec. 30, 2014 USD ($) Agreement	Dec. 31, 2013 USD ($)	Dec. 25, 2012 USD ($)
Compensation Related Costs [Abstract]
Employee accretion costs	$ 7,000	$ 0	$ 0
Compensation expense under employment agreements	$ 265,000	$ 34,000	$ 34,000
Number of employment agreements | Agreement	2